Commitments and Contingencies (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($) years number	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 Building in United Kingdom USD ($)	Jun. 30, 2003 Building in United Kingdom GBP (£) years	Dec. 31, 2009 IT Investment USD ($) years
Capital and Operating Leases:
Rental expense under operating leases	$ 262	$ 244	$ 247
Number of primary capital leases	2
Primary Capital Leases
Capital lease term (in years)					22	7
Capital lease obligation	106.0			52.0	33.5	50.0
Minimum lease payments under capital leases
2011	17
2012	18
2013	18
2014	17
2015	4
After 2015	37
Total	111
Less: Amounts representing interest	5
Less: Current obligations under capital leases	12
Long-term obligations under capital leases	94	107
Minimum lease payments under operating leases
2011	139
2012	104
2013	69
2014	41
2015	25
After 2015	64
Total	442
Warranties/Guarantees:
Accrued product warranty liabilities	$ 27	$ 25